Share-based payment arrangements (Details 3) (ESAP.) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CHF	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CHF	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CHF
Share-based Compensation Arrangement by Share-based Payment Award
Length of each savings period under the employee share acquisition plan (ESAP)	12 months	12 months
Number of ABB Ltd shares representing each ADS in the United States	1	1
Contractual term	1 year	1 year
Time period of interest rate used as the basis for the risk-free rate	1 year	1 year
Expected volatility (as a percent)	23.00%	23.00%	33.00%	33.00%	27.00%	27.00%
Dividend yield (as a percent)	3.45%	3.45%	3.13%	3.13%	2.49%	2.49%
Expected term	1 year	1 year	1 year	1 year	1 year	1 year
Risk-free interest rate (as a percent)	0.00%	0.00%	0.00%	0.00%	0.26%	0.26%
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at beginning	4,900,000	4,900,000
Number of shares Granted	4,400,000	4,400,000
Number of shares Forfeited	(300,000)	(300,000)
Number of shares Exercised	(2,300,000)	(2,300,000)
Number of shares not exercised (savings returned plus interest)	(2,300,000)	(2,300,000)
Number of shares outstanding at end	4,400,000	4,400,000	4,900,000	4,900,000
Number of shares vested and expected to vest	4,200,000	4,200,000
Weighted-average exercise price at beginning of period (in Swiss francs per share)		15.98
Exercise prices per ADS (in Swiss francs or USD per share)	$ 18.30	17.08	$ 18.10	15.98	$ 20.55	20.46
Weighted average exercise price, Forfeited (in Swiss francs per share)		15.99
Weighted-average exercise price, Exercised (in Swiss francs per share)		15.98
Weighted-average exercise price, Not exercised (savings returned plus interest) (in Swiss francs per share)		15.98
Weighted-average exercise price at end of period (in Swiss francs per share)		17.08		15.98
Weighted-average exercise price of shares Vested and expected to vest at end of period (in Swiss francs per share)		17.08
Weighted-average remaining contractual term of ESAP	9 months 18 days	9 months 18 days
Weighted-average remaining contractual term of ESAP, Vested and expected to vest	9 months 18 days	9 months 18 days
Aggregate intrinsic value of ESAP		7.4
Aggregate intrinsic value of ESAP, Vested and expected to vest		7.1
Cash received upon exercise of ESAP options	40
Unrecognized compensation cost at end of period	$ 5
Weighted average period over which unrecognized share-based compensation costs are expected to be reported	10 months	10 months
Weighted-average grant-date fair value (per option)		1.29		1.89		1.96